Organization and Description of Business	12 Months Ended
Jun. 30, 2025
Organization and Description of Business [Abstract]
Organization and Description of Business
(1)	Organization and Description of Business

Maase Inc. (the “Company”) (formerly known as “Highest Performances Holdings Inc.” and “Puyi Inc.”) was incorporated in the Cayman Islands in July 2018 and listed on the Nasdaq on March 29, 2019. On March 13, 2024, the Company changed its name from Puyi Inc. to Highest Performances Holdings Inc. On June 3, 2025, the Company changed its name from Highest Performances Holdings Inc. to Maase Inc.

AIFU Inc. (“AIFU”) (formerly known as “AIX Inc.” and “Fanhua Inc.”) held approximately 4.46% of the Company’s equity interests since September 2018. On December 22, 2023, the Company entered into a share repurchase agreement with AIFU, pursuant to which the Company agreed to repurchase all of the 4.46% equity interests (see details in Note 19). Concurrently, a wholly-owned subsidiary of AIFU entered into a share transfer agreement with the Company to acquire 15.41% equity interests in Fanhua Puyi Fund Sales Co., Ltd. (“Puyi Fund”), a wholly-owned subsidiary of the Company, at an aggregate consideration including a transfer price for the aforementioned 4.46% equity interests and cash of RMB10,463 which was accounted for as a partial disposal of the Group’s equity interests in Puyi Fund to AIFU without losing its control over Puyi Fund. No disposal gain or loss was recognized.

On December 27, 2023, the Company and certain shareholders of AIFU (the “Selling Shareholders”) entered into securities exchange agreements (the “Agreements”). According to the terms and conditions set forth in the Agreements, the Company issued an aggregate of 284,113,315 ordinary shares (equivalent to 3,156,814 Class A ordinary shares giving effect to the 1-for-90 reverse share split effected on June 23, 2025) to the Selling Shareholders, and in exchange therefor, the Selling Shareholders transferred to the Company an aggregate of 568,226,628 (equivalent to 1,420,567 Class A ordinary shares giving effect to AIFU’s 1-for-400 reverse share split effected on May 21, 2025) ordinary shares of AIFU that they beneficially owned (the “Transaction through Exchange of Equity Interests”). The transaction was completed on December 31, 2023. As a result of the Transaction through Exchange of Equity Interests, the Company owned approximately 50.10% of AIFU’s equity interests and the Selling Shareholders collectively obtained around 76.67% of the Company’s equity interests. Upon the closing of the transaction, the Company directly owned a majority equity interest as well as the voting rights in AIFU through which the Company possessed a controlling financial interest. On the other hand, the 76.67% of the Company’s equity interests were dispersed amongst the individual Selling Shareholders with none holding a majority equity interest in the Company. The transaction is accounted for as a business combination using the acquisition method (see details in Note 3). The Company, as a legal acquirer, is determined as the accounting acquirer while AIFU is identified as the legal and accounting acquiree. In identifying the accounting acquirer, management’s assessment gives more weight to the factor in which the Company obtained control over more than 50% of the voting interests in AIFU.

On December 27, 2024, our subsidiary AIFU transferred all of its interests in Fanhua RONs (Beijing) Technology Co., Ltd. (“Fanhua RONS Technologies”) and Shenzhen Xinbao Investment Co., Ltd. (“Xinbao Investment”) and its subsidiaries (the “former consolidated VIEs”) to BGM Group Ltd. (“BGM”) in exchange for BGM’s 69,995,661 Class A ordinary shares at a consideration of approximately US$140,000 (the “BGM Transaction”). Prior to the transaction, AIFU performed a series of restructuring to transfer equity interest of Fanhua RONS Technologies and Xinbao Investment to a newly incorporated wholly owned subsidiary through contractual arrangements. The historical contractual arrangements among (x) the AIFU’s wholly-owned PRC subsidiary Fanhua Insurance Sales Service Group Company Limited and Beijing Fanlian Investment Co., Ltd., (y) the former consolidated VIEs, and (z) the individual nominee shareholders of the former consolidated VIEs (“AIFU’s Contractual Arrangements”) were terminated at the date of closing the transaction with BGM.

In January 2025, our subsidiary AIFU disposed of 100% equity interests in Guangdong Meidiya Investment Co., Ltd. (“Meidiya”) to a third party for cash consideration of RMB30,240. Meidiya holds approximately 44.7% of the equity interests of Fanhua Insurance Surveyors & Loss Adjustors Co., Ltd. (“FHISLA”) and its subsidiaries (collectively referred to as the “Disposal Group”). The Disposed Group historically constituted the Group’s claims-adjusting segment, over which the Group exercised control through a series of act-in-concert arrangements. Accordingly, the Group deconsolidated the Disposed Group with effect from January 1, 2025 and no longer conducts any material operations in the claims-adjusting business.

As of June 30, 2025, the Company held 1,642,774 ordinary shares of AIFU, comprising 367,774 Class A ordinary shares and 1,275,000 Class B ordinary shares, representing 27.98% of AIFU’s total issued and outstanding ordinary shares, and 50.47% of its aggregate voting power, of AIFU, thereby maintaining control of more than 50% of AIFU’s voting interests.

The Company, its subsidiaries and the consolidated variable interest entities (see Note 2(a) for details) are collectively referred to as the “Group”. The Group is principally engaged in the provision of agency services and wealth management services in the People’s Republic of China (the “PRC”). The Group disposed of Disposal Group in January 2025 and has not operated in claim adjusting business since then (see Note 4 for details).